Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2012
Accrued Expenses and Other Current Liabilities

8. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of (in thousands):

	March 31, 2012	April 2, 2011
Professional services	$2,545	$1,115
Advance royalty	9,881	5,173
Inventory purchases	3,750	1,644
Sales tax payable	4,636	1,974
Unrealized loss on foreign exchange contracts	276	2,293
Advertising	2,038	655
Other	9,971	4,432

	$33,097	$17,286